INVENTORIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventories Abstract
Provision for obsolescence Technical stock	$ 20,500	$ 21,839
Provision for obsolescence Non-technical stock	4,621	6,488
Total	$ 25,121	$ 28,327